Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2018	2019
	US$	US$
PRC	2,232,800	2,655,953
USA	3,034,205	3,540,740
Total	5,267,005	6,196,693